CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Liabilities	¥ 30,337,085	$ 4,760,550	¥ 16,083,404
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	83,715,114	83,715,114	83,715,114
Ordinary shares, outstanding	83,715,114	83,715,114	83,715,114
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000	9,800,000,000
Ordinary shares, issued	309,656,738	309,656,738	271,507,165
Ordinary shares, outstanding	306,889,473	306,889,473	268,204,838
Consolidated VIEs without recourse to the primary beneficiary
Liabilities | ¥	¥ 14,967,875		¥ 8,819,525